Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,500,000
Previously Paid Amount	0.00
Total Fee Amount	345.25
Total Offset Amount	0.00
Net Fee	345.25
Narrative - Max Aggregate Offering Price	$ 2,500,000
Final Prospectus	true